Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	494,675	313,364	428,319
Denominator:
Weighted average ordinary shares outstanding	225,452	226,921	228,814
Basic net income per share attributable to Weibo’s shareholders	2.19	1.38	1.87
Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	494,675	313,364	428,319
Denominator:
Weighted average ordinary shares outstanding	225,452	226,921	228,814
Effects of dilutive securities
Stock options	153	71	68
Unvested restricted share units	807	645	1,324
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	226,412	227,637	230,206
Diluted net income per share attributable to Weibo’s shareholders	2.18	1.38	1.86